Income and expenses	12 Months Ended
Dec. 31, 2024
Income and expenses
Income and expenses

22Income and expenses

22.1 Revenue

22.1.1 Disaggregated revenue information

	For the year ended December 31, 2024
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	65,288	16,286	27,010	108,584	—	108,584
Americas other than USA	5,678	601	237	6,516	—	6,516
Europe (without Belgium) & Africa	37,591	16,884	72,549	127,024	—	127,024
Belgium	1,448	153	4,963	6,564	—	6,564
Asia Pacific	6,353	9,975	1,749	18,077	—	18,077
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765
Type of goods or service
Software revenue (non-medical)	—	43,899	—	43,899	—	43,899
Software revenue (medical)	33,756	—	—	33,756	—	33,756
Medical devices and services	82,602	—	—	82,602	—	82,602
Manufacturing	—	—	106,508	106,508	—	106,508
Other	—	—	—	—	—	—
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765
Timing of revenue recognition
Goods/Services transferred at a point in time	86,436	11,599	101,876	199,911	—	199,911
Goods/Services transferred over time	29,922	32,300	4,632	66,854	—	66,854
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765

	For the year ended December 31, 2023
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	53,748	15,451	21,151	90,350	—	90,350
Americas other than USA	5,673	488	888	7,049	—	7,049
Europe (without Belgium) & Africa	34,082	17,708	78,686	130,476	—	130,476
Belgium	1,155	130	6,980	8,265	—	8,265
Asia Pacific	6,718	10,665	2,605	19,988	—	19,988
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127
Type of goods or service
Software revenue (non-medical)	—	44,442	—	44,442	—	44,442
Software revenue (medical)	31,700	—	—	31,700	—	31,700
Medical devices and services	69,676	—	—	69,676	—	69,676
Manufacturing	—	—	110,310	110,310	—	110,310
Other	—	—	—	—	—	—
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127
Timing of revenue recognition
Goods/Services transferred at a point in time	73,750	14,844	105,205	193,799	—	193,799
Goods/Services transferred over time	27,626	29,598	5,105	62,329	—	62,329
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127

	For the year ended December 31, 2022
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	45,929	14,946	18,505	79,380	—	79,380
Americas other than USA	5,752	523	1,269	7,544	—	7,544
Europe (without Belgium) & Africa	24,468	17,148	76,116	117,731	—	117,731
Belgium	1,003	247	6,158	7,408	—	7,408
Asia Pacific	7,694	10,825	1,441	19,960	—	19,960
Total revenue from contracts with customers	84,846	43,688	103,489	232,023	—	232,023
Type of goods or service
Software revenue (non-medical)	—	43,688	—	43,688	—	43,688
Software revenue (medical)	27,074	—	—	27,074	—	27,074
Medical devices and services	57,772	—	—	57,772	—	57,772
Manufacturing	—	—	103,489	103,489	—	103,489
Other	—	—	—	—	—	—
Total revenue from contracts with customers	84,846	43,688	103,489	232,023	—	232,023
Timing of revenue recognition
Goods/Services transferred at a point in time	61,884	16,067	98,580	176,531	—	176,531
Goods/Services transferred over time	22,962	27,621	4,909	55,492	—	55,492
Total revenue from contracts with customers	84,846	43,688	103,489	232,023	—	232,023

The revenue per type of good or service including the previous years is as follows:

	For the year ended December 31
in 000€	2024	2023	2022
Software revenue (non-medical)	43,899	44,442	43,688
Software revenue (medical)	33,756	31,700	27,074
Medical devices and services	82,602	69,676	57,772
Manufacturing	106,508	110,310	103,489
Total	266,765	256,127	232,023

22.1.2 Contract balances

The following table provides information about receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers.

	As of December 31,
in 000€	2024	2023	2022
Trade receivables, included in ‘trade and other receivables’	53,718	53,505	51,443
Contract assets / contracts in progress	590	637	643
Contract liabilities / deferred income / advances received on contracts	51,792	50,390	50,065

We refer to Note 18 for a detail of the deferred income. Note 18 includes a split of the deferred income in current and non-current. Non-current deferred income, representing mainly maintenance contracts with terms more than one year and certain contracts with up-front fees which are allocated to performance obligations that will be satisfied over more than one year, may be recognized as revenue between one to three years. Total revenue recognized during 2024 that was included in the contract liability at the beginning of the year amounts to K€40,791.

The relation between the timing of satisfaction of the performance obligations and the timing of billing resulting in contract assets and liabilities is as follows:

●	Maintenance services: maintenance services are typically billed at the beginning of the maintenance period resulting in deferred income that is recognized on a straightline basis over the maintenance period.
●	Software licenses: certain software licenses may have been billed prior to the delivery of the software key or time-based software licenses may have been billed up-front resulting in a deferred income balance.
●	Certain agreements in the medical segment include up-front fees such as step-in fees or milestone payments which are billed at inception of the contract but which are allocated to performance obligations which are satisfied at a later time in the contract term or which have not been recognized considering the revenue constraint (i.e. may have to be credited when customer achieves certain volume targets). In addition, certain contracts include prepaid fees for volume “Plan Only” purchases for which the purchased services are only delivered during a one year period. Those fees result in deferred income which are recognized as revenue when services/products are delivered and revenue is not constrainted.
●	Certain development services are satisfied while the services can only billed at certain pre-defined points in time or when the services are fully satisfied resulting in contracts in progress / contract assets.

22.2 Cost of sales

Cost of sales includes the following selected information:

	For the year ended December 31
in 000€	2024	2023	2022
Purchase of goods and services	(52,576)	(53,747)	(51,597)
Amortization and depreciation	(11,607)	(11,298)	(11,174)
Payroll expenses	(51,705)	(46,678)	(42,718)
Work in Progress	(52)	727	2,234
Total	(115,940)	(110,996)	(103,255)

22.3 Research and development expenses

Research and development expenses include the following selected information:

	For the year ended December 31
in 000€	2024	2023	2022
Purchase of goods and services	(6,026)	(4,759)	(5,930)
Amortization and depreciation	(1,696)	(1,459)	(1,454)
Payroll expenses	(36,678)	(31,900)	(30,184)
Other	—	20	—
Total	(44,400)	(38,098)	(37,568)

22.4 Sales and marketing expenses

Sales and marketing expenses include the following selected information:

	For the year ended December 31
in 000€	2024	2023	2022
Purchase of goods and services	(10,949)	(10,437)	(11,802)
Amortization and depreciation	(2,319)	(2,285)	(2,541)
Payroll expenses	(48,328)	(45,100)	(47,782)
Other	(24)	—	—
Total	(61,620)	(57,822)	(62,125)

22.5 General and administrative expenses

General and administrative expenses include the following selected information:

	For the year ended December 31
in 000€	2024	2023	2022
Purchase of goods and services	(7,154)	(7,211)	(6,240)
Amortization and depreciation	(2,747)	(2,361)	(1,710)
Payroll expenses	(29,696)	(27,496)	(27,193)
Total	(39,597)	(37,068)	(35,143)

22.6 Net other operating income/ (expense)

The net other operating income can be detailed as follows:

	For the year ended December 31
in 000€	2024	2023	2022
Government grants	4,913	4,853	4,932
Amortization intangibles purchase price allocation	(3,326)	(4,012)	(5,146)
Allowance for doubtful debtors	(95)	(448)	390
Tax credits	1,246	1,360	887
Arbitration settlement	—	(5,189)	—
Impairment of intangible assets (Note 6) and PP&E (Note 7)	—	(3,054)	—
Impairment of goodwill (Note 5)	—	(1,175)	—
Indemnity fee from commercial agreement	—	—	506
COVID support Germany	—	—	681
Other	1,485	1,141	946
Total	4,223	(6,524)	3,196

The Company has received government grants from the Belgian federal and regional governments and from the European Community in the forms of grants linked to certain of its research and development programs and reduced payroll taxes.

In May 2023, the Belgian Center for Arbitration and Mediation issued a decision in the arbitration proceedings filed by ZimmerBiomet against Materialise, pursuant to which we were ordered to pay an amount of € 5.2 million, including interests, to ZimmerBiomet.

22.7 Payroll expenses

The following table shows the breakdown of payroll expenses for 2024, 2023 and 2022:

	For the year ended December 31
in 000€	2024	2023	2022
Short-term employee benefits	(127,328)	(117,443)	(115,169)
Social security expenses	(22,370)	(19,430)	(19,002)
Expenses defined contribution plans	(1,743)	(1,586)	(1,463)
Other employee expenses	(14,965)	(12,715)	(12,241)
Total	(166,406)	(151,174)	(147,875)
Total registered employees at the end of the period	2,514	2,437	2,439

22.8 Financial expenses

Financial expenses includes the following selected information:

	For the year ended December 31
in 000€	2024	2023	2022
Interest expense	(1,299)	(1,751)	(2,047)
Foreign exchange losses	(1,310)	(1,770)	(1,645)
Other financial expenses	(360)	(344)	(728)
Total	(2,969)	(3,865)	(4,420)

22.9 Financial income

Financial income includes the following selected information:

	For the year ended December 31
in 000€	2024	2023	2022
Interest income	4,252	4,450	1,332
Foreign exchange gains	3,416	563	4,778
Other finance income	9	6	4
Total	7,677	5,019	6,114

22.10 Income taxes and deferred taxes

Current income tax

The following table shows the breakdown of the tax expense for 2024, 2023 and 2022:

	As of December 31,
in 000€	2024	2023	2022
Current income tax	(1,861)	(2,355)	(2,000)
Deferred income taxes	1,128	2,277	1,025
Total income taxes for the period	(733)	(78)	(975)

The current tax expense is equal to the amount of income tax owed to the tax authorities for the year, under the applicable tax laws and rates in effect in the various countries.

Deferred tax

Deferred tax is presented in the statement of financial position under non-current assets and non-current liabilities, as applicable. The following table shows the breakdown of the deferred tax assets, deferred tax liabilities and the deferred tax expense for 2024, 2023 and 2022:

	Asset/(liability)			Income/(expense)
in 000€	2024	2023	2022	2024	2023	2022
Tax losses, patent and innovation income deduction, and other tax credits	3,263	3,199	3,134	—	—	—
Amortization development assets and other intangible assets	1,357	400	328	—	—	—
Depreciation property, plant & equipment	338	224	40	—	—	—
Leases	48	53	72	—	—	—
Other items	314	343	—	—	—	—
Total deferred tax assets	5,320	4,220	3,574	1,877	3,623	4,580
Property, plant & equipment	(541)	(569)	(274)	—	—	—
Intangible assets	(3,847)	(3,664)	(5,470)	—	—	—
Deferred income	(425)	(743)	(778)	—	—	—
Investment grants	(159)	(172)	(178)	—	—	—
Other items	(27)	—	—	—	—	—
Total deferred tax liabilities	(5,000)	(5,148)	(6,700)	(749)	(1,345)	(3,554)
Netting	1,798	1,422	2,388	—	—	—
Total deferred tax assets, net	3,523	2,797	1,186	—	—	—
Total deferred tax liabilities, net	(3,202)	(3,725)	(4,312)	—	—	—
Total deferred tax income (expense)	—	—	—	1,128	2,277	1,025

The Group has unused tax losses carried forward and Innovation Income Deduction of K€119,042 for 2024 (2023: K€91,753; 2022: K€87,558) of which K€55,669 for 2024 (2022: K€46,533; 2022: K€45,245) relating to Materialise NV.

Under the Belgian Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis.

With respect to the tax losses carried forward and Innovation Income Deductions carried forward no deferred tax asset was recognized at December 31, 2024 for Materialise NV (2023: € 0.1 million, 2022: € 0.2 million) and we recognized a deferred tax asset of € 1.2 million for Materialise USA (2023: € 1.0 million, 2022: €1.6 million).

The deferred tax liability of K€5,000 as at December 31, 2024 mainly relates to the intangibles that have been recognized in connection with business combinations (mainly ACTech).

Relationship between Tax Expense and Accounting Profit

	For the year ended December 31
in 000€	2024	2023	2022
Profit (loss) before taxes	14,139	6,772	(1,178)
Income tax at statutory rate of 25%	(3,535)	(1,693)	295
Effect of different local tax rate	(294)	(416)	39
Tax adjustments to the previous period	125	(63)	84
Non-deductible expenses	(301)	(324)	(431)
Research and development tax credits	517	203	177
Innovation income deduction	3,325	2,560	—
Non recognition of deferred tax asset	(1,292)	(1,815)	(1,706)
Recognition of previously unrecognized tax losses	221	1,186	548
Non-taxable income	574	450	406
Use of previous years’ tax losses and tax credits (or deductible temporary differences) for which no deferred tax assets were recognized	462	—	243
Taxes on other basis	(348)	(232)	(149)
Other	(187)	66	(481)
Income tax benefit (expense) as reported in the consolidated income statement	(733)	(78)	(975)